BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2021

	Shares	Value
COMMON STOCKS - 97.6%
AUSTRALIA - 4.3%
Airports - 1.1%
Sydney Airport (n)	741,428	$4,354,290
Toll Roads - 3.2%
Transurban Group	1,087,792	10,963,303
Transurban Group (n)	116,477	1,094,693
Total Toll Roads		12,057,996
Total AUSTRALIA		16,412,286
BRAZIL - 1.4%
Rail - 1.4%
Rumo SA (n)	1,775,306	5,486,554
Total BRAZIL		5,486,554
CANADA - 8.4%
Midstream - 1.4%
Keyera Corp.	214,300	5,392,184
Pipelines - 4.7%
Enbridge, Inc.	450,564	17,949,992
Rail - 2.3%
Canadian Pacific Railway Ltd.	135,500	8,848,259
Total CANADA		32,190,435
CHILE - 0.7%
Water - 0.7%
Aguas Andinas SA	12,864,238	2,580,139
Total CHILE		2,580,139
CHINA - 2.6%
Airports - 0.5%
Hainan Meilan International Airport Company Ltd. (n)	469,908	1,970,089
Gas Utilities - 1.3%
China Gas Holdings Ltd.	1,712,706	5,058,380
Water - 0.8%
Guangdong Investment Ltd.	2,326,100	3,035,389
Total CHINA		10,063,858
FRANCE - 4.6%
Renewables/Electric Generation - 3.3%
Engie SA	528,200	6,910,521
Veolia Environnement SA	183,500	5,606,967
Total Renewables/Electric Generation		12,517,488
Toll Roads - 1.3%
Getlink SE	326,400	5,098,888
Total FRANCE		17,616,376
GERMANY - 3.7%
Airports - 2.3%
Fraport AG Frankfurt Airport Services Worldwide (n)	126,800	8,778,948
Renewables/Electric Generation - 1.4%
RWE AG	152,923	5,393,328
Total GERMANY		14,172,276
HONG KONG - 1.7%
Rail - 1.7%
MTR Corporation Ltd.	1,200,275	6,459,785
Total HONG KONG		6,459,785
ITALY - 5.0%
Communications Infrastructure - 1.0%
Infrastrutture Wireless Italiane SpA (e)	349,295	3,890,446
Renewables/Electric Generation - 1.3%
Hera SpA	1,185,700	4,834,111
Toll Roads - 2.7%
Atlantia SpA (n)	540,977	10,209,112
Total ITALY		18,933,669
JAPAN - 3.5%
Rail - 3.5%
East Japan Railway Co.	133,200	9,413,668
West Japan Railway Co.	80,943	4,068,767
Total Rail		13,482,435
Total JAPAN		13,482,435
MEXICO - 2.6%
Airports - 2.4%
Grupo Aeroportuario del Pacifico SAB de CV	793,708	9,228,492
Toll Roads - 0.2%
Promotora y Operadora de Infraestructura SAB de CV	127,222	879,272
Total MEXICO		10,107,764
SPAIN - 1.6%
Toll Roads - 1.6%
Ferrovial SA	212,718	6,208,937
Total SPAIN		6,208,937
UNITED KINGDOM - 5.5%
Electricity Transmission & Distribution - 3.9%
National Grid PLC	1,252,560	14,925,154
Renewables/Electric Generation - 1.6%
SSE PLC	290,100	6,108,095
Total UNITED KINGDOM		21,033,249
UNITED STATES - 52.0%
Communications - 5.7%
Crown Castle International Corp.	100,900	17,487,988
SBA Communications Corp.	12,600	4,165,182
Total Communications		21,653,170
Electricity Transmission & Distribution - 8.9%
CenterPoint Energy, Inc.	358,500	8,819,100
PG&E Corp. (n)	1,267,367	12,166,723
Sempra Energy	104,405	13,207,233
Total Electricity Transmission & Distribution		34,193,056
Gas Utilities - 2.0%
NiSource, Inc.	322,280	7,808,844
Midstream - 7.6%
Cheniere Energy, Inc. (n)	115,200	11,251,584
ONEOK, Inc.	163,600	9,487,164
Targa Resources Corp.	170,310	8,380,955
Total Midstream		29,119,703
Pipelines - 1.1%
Plains GP Holdings LP	392,400	4,228,110
Rail - 3.0%
CSX Corp.	386,900	11,506,406
Renewables/Electric Generation - 23.7%
American Electric Power Company, Inc.	127,200	10,326,096
CMS Energy Corp.	133,673	7,984,288
Dominion Energy, Inc.	234,100	17,093,982
Entergy Corp.	92,534	9,189,552
Evergy, Inc.	125,900	7,830,980
FirstEnergy Corp.	379,800	13,528,476
NextEra Energy, Inc.	316,900	24,882,988
Total Renewables/Electric Generation		90,836,362
Total UNITED STATES		199,345,651
Total COMMON STOCKS
(Cost $346,762,839)		374,093,414
Rights - 0.0%
FRANCE - 0.0%
Renewables/Electric Generation - 0.0%
Veolia Environnement SA (n)	162,300	–
Total FRANCE		–
Total Rights		–
(Cost $204,478)
Total Investments - 97.6%
(Cost $346,967,317)		374,093,414
Other Assets in Excess of Liabilities - 2.4%		9,225,576
TOTAL NET ASSETS - 100.0%		$383,318,990

(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the total value of all such securities was $3,890,446 or 1.0%  of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$16,412,286	$-	$16,412,286
Brazil	5,486,554	-	-	5,486,554
Canada	32,190,435	-	-	32,190,435
Chile	-	2,580,139	-	2,580,139
China	-	10,063,858	-	10,063,858
France	-	17,616,376	-	17,616,376
Germany	-	14,172,276	-	14,172,276
Hong Kong	-	6,459,785	-	6,459,785
Italy	-	18,933,669	-	18,933,669
Japan	-	13,482,435	-	13,482,435
Mexico	10,107,764	-	-	10,107,764
Spain	-	6,208,937	-	6,208,937
United Kingdom	-	21,033,249	-	21,033,249
United States	199,345,651	-	-	199,345,651
Total Common Stocks	247,130,404	126,963,010	-	374,093,414
Rights
France	-	-	-	-
Total Rights	-	-	-	-
Total	$247,130,404	$126,963,010	$-	$374,093,414